Employee share ownership plans (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Description of Plans
The table below provides a description of each of the plans.

Plan	CDP/STIP and GSTIP	LTIP and MAP	Shareplus
Type	Short-term incentive	Long-term incentive	All-employee share purchase plan

Overview
The CDP was implemented in FY2020 as a replacement of the STIP, both of which are generally plans for Executive KMP and the Executive Leadership Team who are not Executive KMP. GSTIP is a plan for BHP senior management who are not KMP.

Under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting in two and five years respectively.

Under STIP and GSTIP, half of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the two-year vesting period.

The LTIP is a plan for Executive KMP and awards are granted annually.

The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant’s role and grade.
Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.

Vesting conditions
CDP: Service conditions and performance conditions for the awards of five-year deferred shares only. Vesting of the five-year award is subject to a satisfactory performance underpin which encompasses a holistic review of performance at the end of the five-year vesting period, including a five-year view on HSEC performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct.

STIP and GSTIP: Service conditions only.

LTIP: Service and performance conditions.

BHP’s Total Shareholder Return (TSR)
(1)
performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. From the establishment of the LTIP in 2004 until the awards granted in December 2016, this percentage was set at 5.5 per cent per year.

For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

MAP: Service conditions only.
Service conditions only.

Vesting period	CDP – 2 and 5 years STIP and GSTIP – 2 years	LTIP – 5 years MAP – 1 to 5 years	3 years

Dividend Equivalent Payment	CDP – Yes STIP – Yes GSTIP – No	LTIP – Yes MAP – No	No

Exercise period	None	None	None

(1)	BHP’s TSR is the weighted average of the TSRs of BHP Group Limited and BHP Group Plc.

Summary of Employee Share Awards
Employee share awards

2020	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Number of awards vested and exercisable at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
BHP Group Limited
STIP awards	513,991	157,865	294,713	3	377,140	–	0.5	A$35.33
GSTIP awards	1,142,484	–	1,130,443	–	12,041	–	0.2	A$35.51
LTIP awards	5,730,889	809,055	–	1,602,438	4,937,506	–	1.7	–
Transitional Executive KMP awards (1)	23,420	–	19,439	3,981	–	–	–	A$35.25
MAP awards	11,490,345	3,898,575	3,465,901	763,029	11,159,990	25,549	1.2	A$35.62
Shareplus	3,857,145	2,483,483	1,985,787	297,459	4,057,382	–	1.3	A$32.16

BHP Group Plc
GSTIP awards	29,426	–	29,426	–	–	–	–	£17.14
MAP awards	273,031	80,033	76,267	58,394	218,403	–	1.1	£17.14
Shareplus	224,070	142,168	116,005	20,771	229,462	–	1.3	£12.96

(1)
Awards were granted to new Executive KMP to bridge the gap created by the different timeframes of the vesting of MAP awards, granted in their non-KMP roles, and LTIP awards, granted to Executive KMP. Awards were last granted in FY2016. All awards had vested or lapsed at 30 June 2020.

Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued
Fair value and assumptions in the calculation of fair value for awards issued

2020	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
BHP Group Limited
STIP awards	25.36	n/a	3 years	A$37.24	n/a	n/a
LTIP awards	13.67	0.78%	5 years	A$37.24	22.0%	n/a
MAP awards (1)	21.46	n/a	1-5 years	A$36.53 /A$37.24	n/a	5.30%
Shareplus	19.03	1.49%	3 years	A$39.07	n/a	5.08%

BHP Group Plc
MAP awards	17.94	n/a	3 years	£17.33	n/a	6.00%
Shareplus	12.17	0.66%	3 years	£19.02	n/a	5.60%

(1)	Includes MAP awards granted on 25 September 2019 and 20 November 2019.